Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Components of deferred tax assets

At December 31, 2020 and 2019, the significant components of the deferred tax assets are summarized below:

	December 31,	December 31,
	2020	2019
Deferred income tax asset
Net operation loss carryforwards	$8,232,796	$7,424,074
Total deferred income tax asset	8,232,796	7,424,074
Less: valuation allowance	(8,232,796)	(7,424,074)
Total deferred income tax asset	$—	$—

Schedule of Effective Income Tax Rate Reconciliation

The reconciliation of the effective income tax rate to the federal statutory rate for the years ended December 31, 2020 and 2019 is as follows:

	2020		2019
	Amount	Percent	Amount	Percent

Federal statutory rates	$(3,757,564)	21.0%	$(39,166,075)	21.0%
State income taxes	(1,431,453)	8.0%	(14,920,410)	8.0%
Permanent differences	4,380,295	-24.5%	52,480,331	-28.1%
Valuation allowance against net deferred tax assets	808,722	-4.5%	1,606,154	-0.9%
Effective rate	$-	0.0%	$-	0.0%